Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Property and equipment, gross	$ 74,118
Less: Accumulated depreciation and amortization	(2,166)
Property and equipment, net	71,952
Successor [Member] | Land [Member]
Property and equipment, gross	13,775
Successor [Member] | Building and Improvements Including Leasehold Improvements [Member]
Property and equipment, gross	51,331
Successor [Member] | Furniture and Equipment [Member]
Property and equipment, gross	3,677
Successor [Member] | Company Vehicles and Rental Units [Member]
Property and equipment, gross	4,725
Successor [Member] | Construction in Progress [Member]
Property and equipment, gross	$ 610
Predecessor [Member]
Property and equipment, gross		$ 71,017
Less: Accumulated depreciation and amortization		(25,348)
Property and equipment, net		45,669
Predecessor [Member] | Land [Member]
Property and equipment, gross		10,366
Predecessor [Member] | Building and Improvements Including Leasehold Improvements [Member]
Property and equipment, gross		41,890
Predecessor [Member] | Furniture and Equipment [Member]
Property and equipment, gross		14,753
Predecessor [Member] | Company Vehicles and Rental Units [Member]
Property and equipment, gross		3,612
Predecessor [Member] | Construction in Progress [Member]
Property and equipment, gross		$ 396